Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment, net	$ 74,548		$ 33,935	$ 48,070
Gain on disposal of scrapped materials	35,381		52,254	51,077
Gain on disposal of items purchased on behalf of others	19,107		21,945	30,140
Gains from lease modifications	139		891
Impairment loss on property, plant and equipment	(12,721)	$ (414)	(4,843)
Others	13,479		21,405	6,291
Other operating income (expense), Total	$ 129,933	$ 4,228	$ 125,587	$ 135,578